Average Annual Total Returns - Retail - Vanguard Tax-Managed Balanced Fund	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares 10 Years	Admiral Shares Return After Taxes on Distributions 1 Year	Admiral Shares Return After Taxes on Distributions 5 Years	Admiral Shares Return After Taxes on Distributions 10 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Russell 1000 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Russell 1000 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Russell 1000 Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Tax-Managed Balanced Composite Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Tax-Managed Balanced Composite Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Tax-Managed Balanced Composite Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Bloomberg Barclays 1-15 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays 1-15 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays 1-15 Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	13.30%	9.48%	8.99%	13.08%	9.26%	8.80%	8.45%	7.73%	7.59%	20.96%	15.60%	14.01%	14.15%	9.83%	9.23%	4.73%	3.39%	3.84%	5.21%	3.91%	4.63%	20.79%	15.36%	13.74%